Average Annual Total Returns - Class K - BlackRock Inflation Protected Bond Portfolio - Class K Shares	Apr. 30, 2021
Average Annual Return:
1 Year	11.85%
5 Years	5.05%
10 Years	3.57%
After Taxes on Distributions
Average Annual Return:
1 Year	11.15%
5 Years	4.30%
10 Years	2.63%
After Taxes on Distributions and Sales
Average Annual Return:
1 Year	7.00%
5 Years	3.57%
10 Years	2.38%